Fair Value of Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2020
Fair value measurement [Abstract]
Valuation Methods

Accounting Policy

Fair Value Hierarchy

Financial instruments recorded at fair value are classified using a hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The three levels of hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 - Inputs for the asset or liability that are not based on observable market data.

The individual fair values attributed to the different components of a financing transaction, notably marketable securities, derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Financial instruments are measured either at fair value or at amortized cost. The table below lists the valuation methods used to determine fair value of each financial instrument.

Fair Value Method
Financial Instruments Measured at Fair Value
Marketable securities	Closing market price of common shares as of the measurement date (Level 1)
Derivatives	Closing market price (Level 1) or Black-Scholes, Binomial, Monte-Carlo & FINCAD valuation model (Level 2 or 3)
Contingent consideration payable	Discounted cash flow model (Level 3)
Derivative liability	Kynex valuation model (Level 2)
Financial Instruments Measured at Amortized Cost
Cash and cash equivalents, restricted cash, accounts receivable, loans receivable	Carrying amount (approximates fair value due to short-term nature)
Accounts payable and accrued liabilities	Carrying amount (approximates fair value due to short-term nature)
Convertible debentures, loans and borrowings	Carrying value discounted at the effective interest rate which approximates fair value

Financial Assets Measured at Fair Value
The following is a summary of financial instruments measured at fair value segregated based on the various levels of inputs:

	Level 1	Level 2	Level 3	Total
	$	$	$	$
As of June 30, 2020
Marketable securities	6,066	—	1,000	7,066
Derivative assets	—	37,480	16,102	53,582
Contingent consideration payable	—	—	19,604	19,604
Derivative liability	—	1,827	—	1,827

As of June 30, 2019
Marketable securities	142,248	—	1,000	143,248
Derivative assets	—	64,001	22,408	86,409
Contingent consideration payable	—	—	28,137	28,137
Derivative liability	—	177,395	—	177,395
The carrying values of the financial instruments at June 30, 2020 are summarized in the following table:

	Amortized cost	FVTPL	Designated FVTOCI	Total
	$	$	$	$
Financial Assets
Cash and cash equivalents	162,179	—	—	162,179
Restricted cash	—	—	—	—
Accounts receivable, excluding sales taxes receivable	48,198	—	—	48,198
Marketable securities	—	—	7,066	7,066
Derivatives	—	53,582	—	53,582
Loans receivable	3,643	—	—	3,643
Financial Liabilities
Accounts payable and accrued liabilities	95,574	—	—	95,574
Convertible debentures (1)	327,038	—	—	327,038
Contingent consideration payable	—	19,604	—	19,604
Loans and borrowings	204,209	—	—	204,209
Derivative liability	—	1,827	—	1,827

(1)	The fair value of convertible notes includes both the debt and equity components.

Financial Liabilities Measured at Fair Value
The following is a summary of financial instruments measured at fair value segregated based on the various levels of inputs:

	Level 1	Level 2	Level 3	Total
	$	$	$	$
As of June 30, 2020
Marketable securities	6,066	—	1,000	7,066
Derivative assets	—	37,480	16,102	53,582
Contingent consideration payable	—	—	19,604	19,604
Derivative liability	—	1,827	—	1,827

As of June 30, 2019
Marketable securities	142,248	—	1,000	143,248
Derivative assets	—	64,001	22,408	86,409
Contingent consideration payable	—	—	28,137	28,137
Derivative liability	—	177,395	—	177,395
The carrying values of the financial instruments at June 30, 2020 are summarized in the following table:

	Amortized cost	FVTPL	Designated FVTOCI	Total
	$	$	$	$
Financial Assets
Cash and cash equivalents	162,179	—	—	162,179
Restricted cash	—	—	—	—
Accounts receivable, excluding sales taxes receivable	48,198	—	—	48,198
Marketable securities	—	—	7,066	7,066
Derivatives	—	53,582	—	53,582
Loans receivable	3,643	—	—	3,643
Financial Liabilities
Accounts payable and accrued liabilities	95,574	—	—	95,574
Convertible debentures (1)	327,038	—	—	327,038
Contingent consideration payable	—	19,604	—	19,604
Loans and borrowings	204,209	—	—	204,209
Derivative liability	—	1,827	—	1,827

(1)	The fair value of convertible notes includes both the debt and equity components.
The following is a continuity schedule of contingent consideration payable:

	BCNL UCI	CanvasRx	H2	Whistler	Reliva	Immaterial transactions	Total
	$	$	$	$	$	$	$
Balance, June 30, 2018	1,242	5,884	14,207	—	—	—	21,333
Additions	—	—	—	24,395	—	383	24,778
Unrealized loss from changes in fair value	458	261	2,060	376	—	108	3,263
Payments	(1,700)	(4,160)	(15,036)	—	—	(341)	(21,237)
Balance, June 30, 2019	—	1,985	1,231	24,771	—	150	28,137
Additions	—	—	—	—	688	—	688
Unrealized loss from changes in fair value	—	8	(49)	(2,316)	—	—	(2,357)
Payments	—	(1,993)	(1,182)	(3,689)	—	—	(6,864)
Balance, June 30, 2020	—	—	—	18,766	688	150	19,604